Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash Flows From Operating Activities
Net income	$ 4,722,000	$ 5,401,000	$ 8,554,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	721,000	562,000	594,000
Net amortization of deferred fees and costs, premiums and discounts	1,058,000	867,000	613,000
Provision for loan losses	1,985,000	1,065,000	717,000
Loss on disposal of premises and equipment	4,000	2,000
Realized gain on sale of securities available for sale	(84,000)	(72,000)	(102,000)
Realized gain on sale of securities held to maturity			(1,903,000)
Loss on write-down of real estate owned	110,000
Net loss on sale of real estate owned	8,000		7,000
Loss on disposal of real estate owned	28,000
(Gain) on acquisition of real estate owned	(28,000)
(Increase) decrease in interest receivable	(137,000)	162,000	7,000
Deferred income tax (benefit) expense	(648,000)	(895,000)	226,000
Decrease in other assets	13,000	530,000	969,000
Increase (decrease) in accrued interest payable	72,000	160,000	(24,000)
Increase in other liabilities	1,677,000	263,000	165,000
Income from bank owned life insurance	(1,556,000)	(1,552,000)	(2,088,000)
ESOP shares committed to be released	1,923,000	1,761,000	1,608,000
Restricted stock expense	1,362,000	829,000	52,000
Stock option expense	341,000	214,000	20,000
Income tax benefit from stock based compensation	(95,000)
Increase (decrease) deferred compensation obligation under Rabbi Trust	37,000	(96,000)	194,000
Net Cash Provided by Operating Activities	11,513,000	9,201,000	9,609,000
Proceeds from calls, maturities and repayments of:
Securities available for sale	1,330,000	6,773,000	1,607,000
Securities held to maturity	77,541,000	115,363,000	98,129,000
Proceeds from sale of securities available for sale	3,713,000	1,908,000	1,022,000
Proceeds from sale of securities held to maturity			23,287,000
Proceeds from sale of real estate owned	195,000		117,000
Proceeds from life insurance		1,248,000
Redemptions of Federal Home Loan Bank of New York stock	10,283,000	1,147,000	1,976,000
Purchases of:
Securities available for sale			(17,231,000)
Securities held to maturity	(41,133,000)	(63,050,000)	(101,651,000)
Loans receivable	(64,152,000)	(81,005,000)	(49,952,000)
Bank owned life insurance	(4,000,000)		(12,500,000)
Premises and equipment	(1,184,000)	(1,537,000)	(305,000)
Federal Home Loan Bank of New York stock	(12,351,000)	(6,771,000)	(128,000)
Net increase in loans receivable	(166,879,000)	(59,715,000)	(7,784,000)
Net Cash Used in Investing Activities	(196,637,000)	(85,639,000)	(63,413,000)
Cash Flows From Financing Activities
Net increase (decrease) in deposits	150,163,000	(4,814,000)	(64,436,000)
Net (decrease) increase in short-term advances from Federal Home Loan Bank of New York	(68,500,000)	119,000,000	(30,000,000)
Proceeds from long-term advances from Federal Home Loan Bank of New York	112,800,000	70,000,000
Payments on long-term advances from Federal Home Loan Bank of New York		(65,000,000)	(5,000,000)
Net increase in payments by borrowers for taxes and insurance	1,149,000	499,000	710,000
Net proceeds from stock offering			8,867,000
Repurchase restricted stock award	(219,000)	(12,000)	(11,000)
Exercise of stock options	189,000	1,921,000	7,672,000
Dividends paid	(5,325,000)	(7,313,000)	(7,632,000)
Repurchase common stock	(21,549,000)	(56,279,000)
Income tax benefit from stock based compensation		197,000	361,000
Net Cash Provided by (Used in) Financing Activities	168,708,000	58,199,000	(89,469,000)
Net (Decrease) in Cash and Cash Equivalents	(16,416,000)	(18,239,000)	(143,273,000)
Cash and Cash Equivalents - Beginning	31,069,000	49,308,000	192,581,000
Cash and Cash Equivalents - Ending	14,653,000	31,069,000	49,308,000
Cash paid during the period for:
Interest on deposits and borrowings	11,741,000	8,942,000	9,058,000
Income taxes paid	2,485,000	3,702,000	3,224,000
Non cash activities:
Transfer from loans receivable to real estate owned	$ 953,000	$ 58,000	124,000
Issuance of common stock funded by stock subscriptions received prior to April 1, 2014			$ 154,345,000